Parent only financial information	6 Months Ended
Jun. 30, 2022
Parent only financial information
Parent only financial information

24.   Parent only financial information

The following condensed parent company financial information of Fangdd Network Group Ltd., has been prepared using the same accounting policies as set out in the accompanying Unaudited Interim Condensed Consolidated Financial Statements. As of June 30, 2022, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable shares or guarantees of Fangdd Network Group Ltd., except for those, which have been separately disclosed in the Unaudited Interim Condensed Consolidated Financial Statements.

(a)    Condensed Balance Sheets

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Assets
Current asset
Cash and cash equivalents	162,974	30,261
Total current asset	162,974	30,261
Non-current asset
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	1,764,671	1,666,656
Total non-current asset	1,764,671	1,666,656
Total assets	1,927,645	1,696,917
Liabilities
Current liability
Accrued expenses and other current liabilities	28,207	30,172
Total current liability	28,207	30,172
Total liabilities	28,207	30,172
Equity
Class A ordinary shares	1	1
Additional paid-in capital	5,031,772	5,040,979
Accumulated other comprehensive loss	(404,877)	(395,718)
Accumulated deficit	(2,727,458)	(2,978,517)
Total equity	1,899,438	1,666,745

Total liabilities and equity	1,927,645	1,696,917

(b)    Condensed Statements of Results of Operations

	For the six months ended June 30,
	2021	2022
	RMB	RMB
General and administrative expenses	(114)	(150,286)
Total operating expenses	(114)	(150,286)
Loss from operations	(114)	(150,286)
Equity loss of subsidiaries and the VIE and VIE’s subsidiaries	(45,798)	(110,690)
Other income:
Interest income, net	2,457	1,297
Other income, net	—	8,620
Loss before income tax	(43,455)	(251,059)
Income tax expense	—	—
Net loss	(43,455)	(251,059)
Accretion of Redeemable Convertible Preferred Shares	—	—
Deemed dividend to preferred shareholder	—	—
Net loss attributable to ordinary shareholders	(43,455)	(251,059)

(c)    Condensed statements of cash flows

	For the six months ended June 30,
	2021	2022
	RMB	RMB
Net cash provided by operating activities	1,155	2,155
Cash flows used in investing activities:
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	(56,432)	—
Investment in short-term investments	—	(162,180)
Proceeds from redemption of short-term investments	—	18,153
Net cash used in investing activities	(56,432)	(144,027)
Cash flows provided by financing activities:
Proceeds from initial public offering, net of offering cost	—	—
Net cash provided by financing activities	—	—
Effect of exchange rate changes on cash and cash equivalents	(3,915)	9,159
Net decrease in cash and cash equivalents	(59,192)	(132,713)
Cash and cash equivalents at the beginning of the period	309,566	162,974
Cash and cash equivalents at the end of the period	250,374	30,261